Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Changes in Non-cash Working Capital Items Related to Operating Activities
The changes in non-cash working capital items related to operating activities for the years ended December 31, 2017, 2016, and 2015 are as follows:

	Year Ended December 31,
	2017 $	2016 $	2015 $
Accounts receivable	14,353	(108)	(5,765)
Pool receivables from affiliates	16,193	38,137	(27,448)
Due from affiliates	17,562	18,371	32,801
Prepaid expenses and other current assets	8,767	2,313	(6,267)
Accounts payable and accrued liabilities	(13,996)	(26,821)	27,473
Due to affiliates	(32,641)	(3,606)	(12,735)
Deferred revenue	(3,898)	1,718	2,039
Other	(599)	—	(8,443)
Change in operating assets and liabilities	5,741	30,004	1,655